Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2023	May 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for Masterman(1)	Compensation Actually Paid to Masterman(1)(2)(3)	Summary Compensation Table Total for Abrahamson(1)	Compensation Actually Paid to Abrahamson(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA(5)
							Brightview Holdings	Russell 2500 Waste & Disposal Services Index
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,277,298	$1,651,199	$2,285,626	$2,571,770	$2,123,312	$2,147,239	$68	$138	$(7.7)	$298.7
2022	$10,448,714	$911,290	N/A	N/A	$1,660,106	$822,720	$70	$114	$14.0	$287.9
2021	$5,713,386	$7,983,131	N/A	N/A	$1,837,526	$2,317,050	$129	$141	$46.3	$302.3

(1)
Mr. Masterman served as President and CEO through May 31, 2023, at which time his employment with the Company ended. The Board appointed Mr. Abrahamson to serve as interim President and CEO, effective as of June 1, 2023.

(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023			2022		2021
	Andrew Masterman	Jim Abrahamson	Average Non- CEO NEOs	Andrew Masterman	Average Non- CEO NEOs	Andrew, Masterman	Average Non- CEO NEOs
Total Compensation from Summary Compensation	$8,277,298	$2,285,626	$2,123,312	$10,448,714	$1,660,106	$5,713,386	$1,837,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,728,622)	$(1,820,537)	$(1,280,232)	$(8,499,981)	$(965,998)	$(2,999,992)	$(690,250)
Year-end fair value of unvested awards granted in the current year	$1,036,082	$132,610	$1,353,766	$1,631,703	$630,108	$3,066,081	$705,457
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(17,110)	$0	$(32,967)	$(2,629,619)	$(513,398)	$1,634,904	$307,777
Fair values at vest date for awards granted and vested in current year	$0	$1,989,154	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(169,756)	$(15,083)	$(16,639)	$(39,528)	$11,901	$568,753	$156,541
Forfeitures during current year equal to prior year-end fair value	$(1,746,693)	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(6,626,099)	$286,144	$23,928	$(9,537,424)	$(837,386)	$2,269,745	$479,524
Compensation Actually Paid (as calculated)	$1,651,199	$2,571,770	$2,147,239	$911,290	$822,720	$7,983,131	$2,317,050
(3)
Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold
(5)
See page 40 of our 2023 annual report for the reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold

Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023			2022		2021
	Andrew Masterman	Jim Abrahamson	Average Non- CEO NEOs	Andrew Masterman	Average Non- CEO NEOs	Andrew, Masterman	Average Non- CEO NEOs
Total Compensation from Summary Compensation	$8,277,298	$2,285,626	$2,123,312	$10,448,714	$1,660,106	$5,713,386	$1,837,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,728,622)	$(1,820,537)	$(1,280,232)	$(8,499,981)	$(965,998)	$(2,999,992)	$(690,250)
Year-end fair value of unvested awards granted in the current year	$1,036,082	$132,610	$1,353,766	$1,631,703	$630,108	$3,066,081	$705,457
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(17,110)	$0	$(32,967)	$(2,629,619)	$(513,398)	$1,634,904	$307,777
Fair values at vest date for awards granted and vested in current year	$0	$1,989,154	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(169,756)	$(15,083)	$(16,639)	$(39,528)	$11,901	$568,753	$156,541
Forfeitures during current year equal to prior year-end fair value	$(1,746,693)	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(6,626,099)	$286,144	$23,928	$(9,537,424)	$(837,386)	$2,269,745	$479,524
Compensation Actually Paid (as calculated)	$1,651,199	$2,571,770	$2,147,239	$911,290	$822,720	$7,983,131	$2,317,050

Non-PEO NEO Average Total Compensation Amount			$ 2,123,312	$ 1,660,106	$ 1,837,526
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,147,239	822,720	2,317,050
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2023			2022		2021
	Andrew Masterman	Jim Abrahamson	Average Non- CEO NEOs	Andrew Masterman	Average Non- CEO NEOs	Andrew, Masterman	Average Non- CEO NEOs
Total Compensation from Summary Compensation	$8,277,298	$2,285,626	$2,123,312	$10,448,714	$1,660,106	$5,713,386	$1,837,526
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,728,622)	$(1,820,537)	$(1,280,232)	$(8,499,981)	$(965,998)	$(2,999,992)	$(690,250)
Year-end fair value of unvested awards granted in the current year	$1,036,082	$132,610	$1,353,766	$1,631,703	$630,108	$3,066,081	$705,457
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(17,110)	$0	$(32,967)	$(2,629,619)	$(513,398)	$1,634,904	$307,777
Fair values at vest date for awards granted and vested in current year	$0	$1,989,154	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(169,756)	$(15,083)	$(16,639)	$(39,528)	$11,901	$568,753	$156,541
Forfeitures during current year equal to prior year-end fair value	$(1,746,693)	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	$(6,626,099)	$286,144	$23,928	$(9,537,424)	$(837,386)	$2,269,745	$479,524
Compensation Actually Paid (as calculated)	$1,651,199	$2,571,770	$2,147,239	$911,290	$822,720	$7,983,131	$2,317,050

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR / Cumulative TSR of the Peer Group CEO and Average Non-CEO NEO CAP vs. BV and Peer TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income CEO and Average Non-CEO NEO CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP and Adjusted EBITDA CEO and Average Non-CEO NEO CAP vs. Adjusted EBITDA
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in Fiscal 2023 to our performance were:
•
Adjusted EBITDA

•
Free Cash Flow

•
EBITDA Margin

•
Organic Revenue Growth

Total Shareholder Return Amount			$ 68	70	129
Peer Group Total Shareholder Return Amount			138	114	141
Net Income (Loss)			$ (7,700,000)	$ 14,000,000	$ 46,300,000
Company Selected Measure Amount			298.7	287.9	302.3
PEO Name	Mr. Abrahamson	Mr. Masterman
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			(5) See page 40 of our 2023 annual report for the reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Organic Revenue Growth
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 23,928	$ (837,386)	$ 479,524
Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,280,232)	(965,998)	(690,250)
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,353,766	630,108	705,457
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,967)	(513,398)	307,777
Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,639)	11,901	156,541
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Andrew Masterman Member
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,277,298	10,448,714	5,713,386
PEO Actually Paid Compensation Amount			1,651,199	911,290	7,983,131
Andrew Masterman Member | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,626,099)	(9,537,424)	2,269,745
Andrew Masterman Member | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,728,622)	(8,499,981)	(2,999,992)
Andrew Masterman Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,036,082	1,631,703	3,066,081
Andrew Masterman Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,110)	(2,629,619)	1,634,904
Andrew Masterman Member | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Andrew Masterman Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(169,756)	(39,528)	568,753
Andrew Masterman Member | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,746,693)	0	0
Andrew Masterman Member | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ 0	$ 0
Jim Abrahamson Member
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,285,626
PEO Actually Paid Compensation Amount			2,571,770
Jim Abrahamson Member | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			286,144
Jim Abrahamson Member | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,820,537)
Jim Abrahamson Member | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,610
Jim Abrahamson Member | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Jim Abrahamson Member | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,989,154
Jim Abrahamson Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,083)
Jim Abrahamson Member | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Jim Abrahamson Member | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0